Accounting policies and method of measurement (Details 2)	12 Months Ended
Dec. 31, 2019
Tangible Assets Depreciation Rate [Abstract]
Buildings for own use	4.00%
Furniture	10.00%
Fixtures	10.00%
Office and IT equipment	20.00%
Leasehold improvements	10% or up to contractual maturity